Employee benefits	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Employee benefits

28. Employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Employee severance indemnity	4,921	5,571
Jubilee benefits	240	238
Other post-employment plans	1,463	1,074
Stock grant plan	160	280
Total employee benefits	6,784	7,163

The Group operates different post‑employment and long‑service benefit plans in the countries in which it operates, which are accounted for in accordance with IAS 19.

Defined benefit obligations - Italian employee severance indemnity (TFR)

Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.

Italian legislation regarding TFR scheme was amended by Law 296 of 27 December 2006 and by related implementing decrees issued in early 2007. As a result of these amendments, Italian companies with at least 50 employees are required to transfer the accruing TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to approved supplementary pension funds. Prior to the reform, the accruing TFR for employees of all Italian companies could be retained and managed by the employer. Following these changes, the obligations towards INPS and the contributions to supplementary pension funds are accounted as “Defined contribution plans” under IAS 19, while the amounts remaining in the provision for employee severance indemnity continue to be classified as “Defined benefit plans”. Accordingly, the defined benefit obligation reflects only the residual TFR accrued up to December 31, 2006, which represents an unfunded plan as the related benefits are substantially already vested, except for future revaluations required by law. Since January 1, 2007, contributions to the Treasury Fund and to supplementary pension schemes have been recognized as personnel costs in the period in which the related employee service is rendered.

Jubilee benefits

The Jubilee benefits scheme applies to employees of the Group’s companies incorporated in Germany. Under this plan, employees become entitled to a one‑time lump‑sum payment upon reaching specific long‑service milestones with the Group. The benefit amount depends on the number of years of continuous service completed within the Group and is accounted for as a defined benefit plan.

Other post-employment plans

Other post-employment plan of the Group include the “Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación” applicable to Group's Mexican subsidiaries, as well as a severance payment provision applicable to employees of the Group's Slovak entities. These plans generally qualify as defined benefit obligations, as the benefits are determined by reference to employees’ length of service and other actuarial variables, and the Group bears the associated actuarial and financial risks.

Defined benefits obligation

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2024	5,677	228	1,183	45	7,133
Interest cost	171	6	92	1	270
Current service cost	481	30	138	7	656
Benefits paid	(570)	(10)	(205)	(15)	(800)
Actuarial gains and losses	(188)	(16)	(49)	17	(236)
Exchange rate differences	—	—	(140)	—	(140)
At December 31, 2024	5,571	238	1,019	55	6,883

Recognized in the consolidated income statement	652	20	230	8	910
Recognized in the other comprehensive income	(188)	—	(49)	17	(220)

At January 1, 2025	5,571	238	1,019	55	6,883
Interest cost	172	8	98	2	280
Current service cost	408	29	115	8	560
Benefits paid	(934)	(22)	(117)	(17)	(1,090)
Actuarial gains and losses	(296)	(13)	260	10	(39)
Exchange rate differences	—	—	30	—	30
At December 31, 2025	4,921	240	1,405	58	6,624

Recognized in the consolidated income statement	580	24	213	10	827
Recognized in the other comprehensive income	(296)	—	260	10	(26)

A key actuarial assumption in the valuation of pension and other post‑employment benefit obligations is the discount rate. In accordance with IAS 19 – Employee Benefits, discount rates were determined by currency area and are based on yields of high‑quality corporate bonds with maturities consistent with the duration of the underlying obligations. Where a sufficiently deep market for such corporate bonds does not exist, government bond yields of the relevant currency area are used as the reference.

The principal assumptions used for determining the obligations under the plan described are as follows:

At December 31, 2025

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.96%	3.90%	9.75%	3.37%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

At December 31, 2024

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.38%	3.40%	11.00%	3.18%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

The discount rates used in measuring the pension plan obligations (including Italian TFR obligation) are based on yields of high-quality fixed income securities whose cash flow timing and amounts closely match the expected timing and amounts of the projected benefit payments. The main variation relates to the Italian TFR plan, which has an average duration of approximately 12.2 years. Assumptions regarding retirement and employee turnover rates are developed to reflect the Group’s historical experience, expected future trends and the legal framework governing retirement and termination conditions in the relevant jurisdictions.

A quantitative sensitivity analysis of the key actuarial assumptions affecting the Group’s principal defined benefit plans at December 31, 2025 and December 31, 2024 is presented below:

	At December 31,	At December 31,
Trattamento di fine rapporto	2025	2024
	(EUR thousand)
Turnover rate +1,00%	39	24
Turnover rate -1,00%	(44)	(28)
Inflation rate +0,25%	69	80
Inflation rate -0,25%	(68)	(78)
Annual discount rate +0,25%	(94)	(107)
Annual discount rate -0,25%	97	111

	At December 31,	At December 31,
Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación	2025	2024
	(EUR thousand)
Annual discount rate +1,00%	(94)	(61)
Annual discount rate -1,00%	108	70
Salary increase +1,00%	92	58
Salary increase -1,00%	(84)	(53)

The above sensitivity analysis on TFR and the Beneficios por Retiro, Prima de Antigüedad y Beneficios por Terminación plans is based on reasonably possible changes in key actuarial assumptions at the end of the reporting period, with each assumption analyzed in isolation and all other assumptions held constant.

Such analysis may not be representative of an actual change in the defined benefit obligation, as it is unlikely that changes in assumptions would occur in isolation from one another.